BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details) - Jun. 30, 2021	CNY (¥)	USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
The carrying value of goodwill as of June 30,2021	¥ 6,996,895	$ 1,083,471
Future Gas Station (Beijing) Technology, Ltd
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	6,996,895	1,083,471
The carrying value of goodwill as of June 30,2021	¥ 6,996,895	$ 1,083,471